Note 5 - Notes Payable (Details) - Notes Payable (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Line of Credit [Member]
Note 5 - Notes Payable (Details) - Notes Payable [Line Items]
Outstanding Principal	$ 727,566	$ 506,240
Current Interest Rate	3.25%	3.25%
Maturity Rate	Sep. 25, 2015	Sep. 25, 2015
Interest expense	20,887	16,555
Interest paid	20,641	16,555
Notes Payable to Banks [Member]
Note 5 - Notes Payable (Details) - Notes Payable [Line Items]
Outstanding Principal	1,781,010	1,962,792
Current Interest Rate	3.00%	3.00%
Maturity Rate	Nov. 25, 2019	Nov. 05, 2017
Interest expense	58,308	60,188
Interest paid	59,270	55,289
Mortgages [Member]
Note 5 - Notes Payable (Details) - Notes Payable [Line Items]
Outstanding Principal		562,910
Current Interest Rate		5.05%
Maturity Rate		Mar. 01, 2015
Interest expense		38,365
Interest paid		$ 40,155